GuidePath Conservative Allocation Fund
Schedule of Investments
June 30, 2024 (Unaudited)

INVESTMENT COMPANIES - 98.9%	Shares	Value
Alternative Funds - 1.6%
SPDR Gold MiniShares Trust (a)(b)	187,487	$8,641,276

Domestic Equity Funds - 25.2%
American Funds - Mutual Fund - Class F-3	242,918	13,209,865
American Funds - Washington Mutual Investors Fund - Class F-3	221,740	13,388,651
iShares Core S&P Small-Cap ETF	160,440	17,112,531
iShares Global 100 ETF (b)	49,692	4,799,253
iShares MSCI USA Min Vol Factor ETF	154,382	12,961,913
SPDR MSCI World StrategicFactors ETF	38,157	4,590,283
Vanguard High Dividend Yield ETF (b)	109,327	12,966,182
Vanguard S&P 500 ETF (b)	73,231	36,625,020
Vanguard Value ETF (b)	115,102	18,463,512
		134,117,210

Domestic Fixed Income Funds - 45.5%
American Funds - High-Income Trust - Class F-3	1,381,110	13,203,411
American Funds - The Bond Fund of America - Class F-3	1,783,225	19,918,619
American Funds Multi-Sector Income Fund - Class F-3	2,141,845	19,854,906
iShares 10+ Year Investment Grade Corporate Bond ETF (b)	38,075	1,905,273
iShares 7-10 Year Treasury Bond ETF	210,849	19,746,009
iShares Broad USD High Yield Corporate Bond ETF	296,645	10,762,281
iShares Broad USD Investment Grade Corporate Bond ETF (b)	98,146	4,927,911
iShares Core U.S. Aggregate Bond ETF	204,544	19,855,086
iShares iBoxx High Yield Corporate Bond ETF (b)	32,461	2,504,041
iShares TIPS Bond ETF	67,623	7,220,784
SPDR Portfolio Short Term Treasury ETF	90,655	2,617,210
Vanguard High-Yield Corporate Fund - Class Admiral	7,286,143	39,126,585
Vanguard Intermediate-Term Corporate Bond ETF (b)	74,544	5,958,302
Vanguard Long-Term Treasury ETF (b)	228,606	13,185,994
Vanguard Mortgage-Backed Securities ETF (b)	260,416	11,822,886
Vanguard Short-Term Corporate Bond ETF (b)	25,584	1,977,004
Vanguard Total Bond Market ETF	22,274	1,604,842
WisdomTree Floating Rate Treasury Fund (b)	923,943	46,483,572
		242,674,716

Emerging Market Equity Funds - 1.5%
iShares Core MSCI Emerging Markets ETF	151,692	8,120,073

Emerging Markets Fixed Income Funds - 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	120,031	10,620,343

Hybrid Funds - 14.3%
American Funds - Capital Income Builder, Inc. - Class F-3	288,587	19,678,757
American Funds - The Income Fund of America - Class F-3	816,668	19,665,368
iShares Core Aggressive Allocation ETF (b)	266,857	19,955,566
iShares Core Growth Allocation ETF (b)	301,215	16,964,429
		76,264,120

International Equity Funds - 7.2%
American Funds - Capital World Growth and Income Fund - Class F-3	141,911	9,286,663
iShares Core MSCI Europe ETF (b)	49,548	2,821,759
iShares MSCI EAFE Min Vol Factor ETF (b)	58,900	4,085,009
JPMorgan BetaBuilders Canada ETF (b)	51,581	3,351,217
Vanguard FTSE Developed Markets ETF (b)	382,943	18,925,043
		38,469,691

International Fixed Income Funds - 0.6%
SPDR Bloomberg International Treasury Bond ETF (b)	61,138	1,310,187
Vanguard Total International Bond ETF (b)	40,511	1,971,670
		3,281,857

Real Estate Funds - 1.0%
Vanguard Global ex-U.S. Real Estate ETF	32,765	1,329,276
Vanguard Real Estate ETF (b)	47,472	3,976,255
		5,305,531
TOTAL INVESTMENT COMPANIES (Cost $471,571,874)		527,494,817

SHORT-TERM INVESTMENTS - 25.2%
Investments Purchased with Proceeds from Securities Lending - 24.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (c)	128,788,026	128,788,026

Money Market Funds - 1.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (c)	5,462,546	5,462,546
TOTAL SHORT-TERM INVESTMENTS (Cost $134,250,572)		134,250,572

TOTAL INVESTMENTS - 124.1% (Cost $605,822,446)		661,745,389
Liabilities in Excess of Other Assets - (24.1)%		(128,524,404)
TOTAL NET ASSETS - 100.0%		$533,220,985

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $125,646,451 which represented 23.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.